LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) $ in Thousands, in Thousands	Dec. 31, 2019 CLF ( )	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		$ 743,327,057	$ 716,563,778
Accounts payable, non-current		619,587	735,665
Accounts payable related entities	19,777,812	19,777,812
Other provisions, non-current		67,038,566	58,966,913
Deferred tax liabilities		169,449,747	145,245,948
Employee benefits non-current provisions		10,173,354	9,415,541
Total Non-Current Liabilities		1,010,386,123	930,927,845	$ 873,338,796
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		34,794,568	28,642,101
Accounts payable, non-current		619,587	735,665
Accounts payable related entities		19,777,812
Other provisions, non-current		968,404	3,448,042
Deferred tax liabilities		12,834,788	16,607,605
Employee benefits non-current provisions		1,114,051	742,297
Total Non-Current Liabilities		70,109,210	50,175,710
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		299,661,490	276,409,074
Other provisions, non-current		66,070,162	55,518,871
Deferred tax liabilities		49,848,536	101,512,040
Employee benefits non-current provisions		148,954	240,148
Total Non-Current Liabilities		415,729,142	433,680,133
More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		408,870,999	411,512,603
Deferred tax liabilities		106,766,423	27,126,303
Employee benefits non-current provisions		8,910,349	8,433,096
Total Non-Current Liabilities		524,547,771	447,072,002
USD
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		272,209,701	250,976,154
Accounts payable, non-current			585,289
Total Non-Current Liabilities		272,209,701	251,561,443
USD | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		509,366
Accounts payable, non-current			585,289
Total Non-Current Liabilities		509,366	585,289
USD | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		271,700,335	250,976,154
Total Non-Current Liabilities		271,700,335	250,976,154
UF
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		447,605,640	450,785,690
Deferred tax liabilities		1,298,050
Total Non-Current Liabilities		448,903,690	450,785,690
UF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		22,584,954	25,634,958
Total Non-Current Liabilities		22,584,954	25,634,958
UF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		24,627,105	23,105,123
Total Non-Current Liabilities		24,627,105	23,105,123
UF | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		400,393,581	402,045,609
Deferred tax liabilities		1,298,050
Total Non-Current Liabilities		401,691,631	402,045,609
CLP
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		7,926,056
Accounts payable, non-current		618,509	148,680
Other provisions, non-current			2,500,000
Deferred tax liabilities		91,901,848	94,027,680
Employee benefits non-current provisions		9,520,890	8,903,772
Total Non-Current Liabilities		109,967,303	105,580,132
CLP | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		7,926,056
Accounts payable, non-current		618,509	148,680
Other provisions, non-current			2,500,000
Deferred tax liabilities		1,449,404	497,175
Employee benefits non-current provisions		461,587	230,528
Total Non-Current Liabilities		10,455,556	3,376,383
CLP | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities		181,418	81,630,530
Employee benefits non-current provisions		148,954	240,148
Total Non-Current Liabilities		330,372	81,870,678
CLP | More than 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities		90,271,026	11,899,975
Employee benefits non-current provisions		8,910,349	8,433,096
Total Non-Current Liabilities		99,181,375	20,333,071
BRL
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		15,130,982	14,801,934
Accounts payable related entities		19,777,812
Other provisions, non-current		66,070,162	55,518,871
Deferred tax liabilities		49,667,118	19,881,510
Total Non-Current Liabilities		150,646,074	90,202,315
BRL | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		3,319,514	3,007,143
Accounts payable related entities		19,777,812
Total Non-Current Liabilities		23,097,326	3,007,143
BRL | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		3,334,050	2,327,797
Other provisions, non-current		66,070,162	55,518,871
Deferred tax liabilities		49,667,118	19,881,510
Total Non-Current Liabilities		119,071,330	77,728,178
BRL | More than 5 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		8,477,418	9,466,994
Total Non-Current Liabilities		8,477,418	9,466,994
ARS
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		55,222
Accounts payable, non-current		1,078	1,696
Other provisions, non-current		968,404	948,042
Deferred tax liabilities		11,385,384	16,110,430
Employee benefits non-current provisions		88,090
Total Non-Current Liabilities		12,498,178	17,060,168
ARS | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		55,222
Accounts payable, non-current		1,078	1,696
Other provisions, non-current		968,404	948,042
Deferred tax liabilities		11,385,384	16,110,430
Employee benefits non-current provisions		88,090
Total Non-Current Liabilities		12,498,178	17,060,168
PGY
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		399,456
Deferred tax liabilities		15,197,347	15,226,328
Employee benefits non-current provisions		564,374	511,769
Total Non-Current Liabilities		16,161,177	15,738,097
PGY | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities, non-current		399,456
Employee benefits non-current provisions		564,374	511,769
Total Non-Current Liabilities		963,830	511,769
PGY | More than 5 years
NON-CURRENT LIABILITIES
Deferred tax liabilities		15,197,347	15,226,328
Total Non-Current Liabilities		$ 15,197,347	$ 15,226,328